PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS
Schedule of provisions

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2018	$861.4	$35.6	$897.0
Additions	53.7	12.2	65.9
Reductions	(24.0)	(12.9)	(36.9)
Reclamation spending	(58.1)	—	(58.1)
Accretion	29.1	—	29.1
Reclamation recovery	(8.0)	—	(8.0)
Balance at December 31, 2018	$854.1	$34.9	$889.0

Current portion	63.6	9.0	72.6
Non-current portion	790.5	25.9	816.4
	$854.1	$34.9	$889.0